Membership Interests (Schedule Of Changes To Membership Interests) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance		$ 7,419			$ 7,304									$ 7,409	$ 7,304	$ 7,304
Net income	158	103	146	96	87	28	[1]	139	[1]	107	[1]	75	[1]	355	329	432	349	367
Distributions														(181)	(215)	(310)	(225)	(145)
Net effects of cash flow hedges (net of tax)	1		1											2	3	2	3	(29)
Defined benefit pension plans (net of tax)	(1)													(1)	(1)	(19)	(3)
Other															(1)
Balance	7,584	7,409	7,419			7,304								7,584	7,419	7,409	7,304
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance					7,335									7,457	7,335	7,335
Net income														355	329
Distributions														(181)	(215)
Other															(1)
Balance	7,631		7,448											7,631	7,448
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance					(31)									(48)	(31)	(31)
Net effects of cash flow hedges (net of tax)														2	3
Defined benefit pension plans (net of tax)														(1)	(1)
Balance	$ (47)		$ (29)											$ (47)	$ (29)

[1]	Fourth quarter 2012 reflects a $57 million pre-tax charge to expense associated with the SARs settlement (see Note 10).